CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                               February 3, 2016


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:       First Trust Exchange-Traded AlphaDEX(R) Fund
                  (Registration Nos. 333-140895, 811-22019)
             -------------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 27 and under the Investment Company Act of 1940, as amended, Amendment No. 30 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund, First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund and First Trust Mega Cap AlphaDEX(R) Fund (each, a "Fund" and collectively, the "Funds"), each a series of the First Trust Exchange-Traded AlphaDEX(R) Fund, each a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

      If we may cooperate with you in any way in the processing of the Amendment, please telephone the undersigned at (312) 845-3484.

                                              Very truly yours,

                                              CHAPMAN AND CUTLER LLP


                                              By: /s/ Morrison C. Warren
                                                  ---------------------------
                                                      Morrison C. Warren

Enclosures